ACQUISITIONS AND DISPOSITIONS - Schedule of Assets Acquired and Liabilities Assumed (Details) $ in Millions, $ in Millions	Jul. 01, 2016 CAD ($)	Jul. 01, 2016 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($)
Fair Value
Goodwill			$ 14,178	$ 13,084
Exchange rate	1.30						1.30
Columbian Pipeline
Business Acquisition [Line Items]
Purchase Price Consideration	$ 13,392	$ 10,294
Fair Value
Current assets	856						$ 658
Plant, property and equipment	9,835						7,560
Equity investments	574						441
Regulatory assets	248						190
Intangible and other assets	175						135
Current liabilities	(777)						(597)
Regulatory liabilities	(383)						(294)
Other long-term liabilities	(187)						(144)
Deferred income tax liabilities	(2,098)						(1,613)
Long-term debt	(3,878)						(2,981)
Non-controlling interests	(1,051)						(808)
Fair Value of Net Assets Acquired	3,314						2,547
Goodwill	$ 10,078				$ 7,802	$ 7,747	$ 7,747